Quarterly Holdings Report
for
Fidelity® International Discovery Fund
January 31, 2023
IGI-NPRT1-0423
1.813016.118
Common Stocks - 97.4%
	Shares	Value ($) (000s)
Australia - 2.2%
Bapcor Ltd.	5,665,432	25,621
Flight Centre Travel Group Ltd. (a)(b)	3,399,258	37,982
Iperionx Ltd. (a)(c)	14,929,158	9,525
Lynas Rare Earths Ltd. (a)	5,459,237	36,545
National Storage REIT unit	40,089,093	65,976
TOTAL AUSTRALIA		175,649
Bailiwick of Jersey - 0.4%
JTC PLC (d)	3,272,715	29,010
Belgium - 2.1%
Azelis Group NV	67,500	1,818
KBC Group NV	1,331,894	98,259
UCB SA	859,217	70,412
TOTAL BELGIUM		170,489
Canada - 4.6%
Canadian Natural Resources Ltd.	2,261,915	138,838
Constellation Software, Inc.	53,464	94,458
Definity Financial Corp.	515,094	13,879
Nutrien Ltd. (b)	713,133	59,032
The Toronto-Dominion Bank	831,181	57,509
Topicus.Com, Inc. (a)	103,234	5,959
TOTAL CANADA		369,675
Cayman Islands - 2.6%
Alibaba Group Holding Ltd. (a)	5,446,400	74,881
Li Ning Co. Ltd.	4,057,483	40,111
Silergy Corp.	501,000	10,186
Tencent Holdings Ltd.	1,661,800	80,978
TOTAL CAYMAN ISLANDS		206,156
China - 0.7%
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (d)	248,985	3,980
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	792,500	39,195
WuXi AppTec Co. Ltd. (H Shares) (d)	954,013	12,396
TOTAL CHINA		55,571
Cyprus - 0.0%
Fix Price Group Ltd. GDR (Reg. S) (a)(e)	619,390	229
Denmark - 3.1%
DSV A/S	411,739	67,754
Novo Nordisk A/S Series B	956,500	132,370
ORSTED A/S (d)	587,604	52,327
TOTAL DENMARK		252,451
Finland - 0.4%
Neste OYJ	599,343	28,559
France - 10.9%
Air Liquide SA	689,993	109,865
AXA SA	4,445,414	138,693
BNP Paribas SA	1,752,954	120,396
Capgemini SA	487,351	92,136
Edenred SA	970,990	52,770
EssilorLuxottica SA	322,260	58,823
Exclusive Networks SA	1,465,990	30,377
LVMH Moet Hennessy Louis Vuitton SE	317,412	277,098
TOTAL FRANCE		880,158
Germany - 6.4%
Deutsche Borse AG	455,459	81,501
Deutsche Post AG	1,625,517	69,989
Linde PLC	158,583	52,178
Merck KGaA	374,909	78,254
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	182,017	65,498
Nexus AG	562,762	31,508
Rheinmetall AG	144,416	33,598
Siemens AG	481,998	75,291
Siemens Healthineers AG (d)	482,927	25,899
TOTAL GERMANY		513,716
Hong Kong - 2.7%
AIA Group Ltd.	12,458,927	140,881
Chervon Holdings Ltd.	6,430,608	32,287
Techtronic Industries Co. Ltd.	3,453,082	44,516
TOTAL HONG KONG		217,684
Hungary - 0.2%
Richter Gedeon PLC	864,578	19,488
India - 5.9%
Avenue Supermarts Ltd. (a)(d)	505,358	21,752
Eicher Motors Ltd.	595,700	23,864
HDFC Bank Ltd. (a)	3,036,182	59,875
HDFC Bank Ltd. sponsored ADR	1,532,465	103,227
Housing Development Finance Corp. Ltd.	4,332,915	139,784
ITC Ltd.	4,656,000	20,136
Pine Labs Private Ltd. (a)(e)(f)	8,672	4,960
PVR Ltd. (a)	649,600	13,533
Reliance Industries Ltd.	2,469,680	71,395
Star Health & Allied Insurance Co. Ltd. (a)	992,200	6,101
Sunteck Realty Ltd.	2,762,804	12,403
TOTAL INDIA		477,030
Ireland - 2.0%
Cairn Homes PLC	28,430,122	30,283
CRH PLC	1,174,418	54,872
Dalata Hotel Group PLC (a)(c)	11,357,745	47,847
ICON PLC (a)	109,527	25,269
TOTAL IRELAND		158,271
Italy - 0.7%
BFF Bank SpA (d)	3,207,326	29,586
FinecoBank SpA	1,547,632	27,677
TOTAL ITALY		57,263
Japan - 18.8%
Daiichi Sankyo Kabushiki Kaisha	1,790,744	56,242
Fast Retailing Co. Ltd.	68,100	41,361
FUJIFILM Holdings Corp.	1,647,174	87,170
Fujitsu Ltd.	352,420	50,177
Hitachi Ltd.	2,559,649	134,234
Hoya Corp.	1,079,901	118,759
Itochu Corp.	2,730,561	88,257
Keyence Corp.	130,812	60,222
Minebea Mitsumi, Inc.	2,813,412	49,045
Misumi Group, Inc.	953,236	23,991
Mitsubishi UFJ Financial Group, Inc.	9,501,348	69,596
Murata Manufacturing Co. Ltd.	759,689	43,409
Olympus Corp.	4,713,594	88,614
ORIX Corp.	5,085,232	89,414
Persol Holdings Co. Ltd.	2,359,950	51,743
Renesas Electronics Corp. (a)	6,865,107	70,615
Shin-Etsu Chemical Co. Ltd.	678,807	100,072
SMC Corp.	89,467	45,441
Sony Group Corp.	1,265,291	113,056
TechnoPro Holdings, Inc.	548,000	17,062
TIS, Inc.	1,442,195	41,586
Tokio Marine Holdings, Inc.	1,861,600	38,991
ZOZO, Inc.	1,377,495	35,709
TOTAL JAPAN		1,514,766
Korea (South) - 0.5%
Samsung Electronics Co. Ltd.	805,560	40,076
Luxembourg - 0.9%
Eurofins Scientific SA	478,664	34,210
Globant SA (a)	102,400	16,607
Samsonite International SA (a)(d)	6,432,477	19,162
TOTAL LUXEMBOURG		69,979
Netherlands - 7.3%
Airbus Group NV	510,690	64,023
ASML Holding NV (Netherlands)	300,161	198,601
BE Semiconductor Industries NV	644,300	45,725
Heineken NV (Bearer)	374,094	37,387
IMCD NV	228,925	36,099
ING Groep NV (Certificaten Van Aandelen)	7,047,691	102,052
Koninklijke KPN NV	19,793,880	67,672
RHI Magnesita NV	401,437	13,313
Universal Music Group NV	966,794	24,714
TOTAL NETHERLANDS		589,586
New Zealand - 0.6%
EBOS Group Ltd.	1,735,648	48,384
Norway - 0.7%
Equinor ASA	1,680,542	51,217
Volue A/S (a)	993,542	3,021
TOTAL NORWAY		54,238
Singapore - 0.7%
United Overseas Bank Ltd.	2,590,400	58,881
Spain - 0.9%
Amadeus IT Holding SA Class A (a)	646,473	40,730
Cie Automotive SA	1,121,379	33,208
TOTAL SPAIN		73,938
Sweden - 2.9%
ASSA ABLOY AB (B Shares)	1,466,834	34,553
HEXPOL AB (B Shares)	1,993,576	21,465
Indutrade AB	1,841,531	40,678
Kry International AB (a)(e)(f)	4,183	753
Lagercrantz Group AB (B Shares)	2,987,799	31,256
Nibe Industrier AB (B Shares)	1,681,987	18,070
Nordnet AB	1,922,735	31,137
Svenska Handelsbanken AB (A Shares)	5,510,428	57,463
TOTAL SWEDEN		235,375
Switzerland - 5.0%
Nestle SA (Reg. S)	1,933,673	235,926
Partners Group Holding AG	55,229	51,519
Roche Holding AG (participation certificate)	359,941	112,363
TOTAL SWITZERLAND		399,808
Taiwan - 1.5%
MediaTek, Inc.	1,624,000	39,203
Taiwan Semiconductor Manufacturing Co. Ltd.	4,712,000	83,080
TOTAL TAIWAN		122,283
United Kingdom - 12.3%
Anglo American PLC (United Kingdom)	1,791,500	77,268
AstraZeneca PLC (United Kingdom)	1,625,704	212,988
BAE Systems PLC	6,386,417	67,607
Beazley PLC	5,305,740	43,499
Big Yellow Group PLC	2,138,254	31,871
Bunzl PLC	2,301,514	84,271
Bytes Technology Group PLC	867,627	4,140
Compass Group PLC	4,994,071	119,298
Diageo PLC	2,699,759	118,050
Dr. Martens Ltd.	4,294,896	8,218
Endava PLC ADR (a)	159,893	14,050
JD Sports Fashion PLC	10,491,975	21,052
M&G PLC	11,012,942	27,413
Prudential PLC	3,670,200	60,981
Reckitt Benckiser Group PLC	627,542	44,719
Smart Metering Systems PLC	2,899,899	31,104
Starling Bank Ltd. Series D (a)(e)(f)	6,223,100	25,932
Zegona Communications PLC (a)(c)	327,826	309
TOTAL UNITED KINGDOM		992,770
United States of America - 0.4%
NICE Ltd. sponsored ADR (a)	153,070	31,751
TOTAL COMMON STOCKS (Cost $6,272,610)		7,843,234

Preferred Stocks - 1.0%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.6%
China - 0.4%
ByteDance Ltd. Series E1 (a)(e)(f)	131,235	25,974
dMed Biopharmaceutical Co. Ltd. Series C (a)(e)(f)	727,754	7,991
		33,965
Estonia - 0.2%
Bolt Technology OU Series E (a)(e)(f)	87,239	12,006
TOTAL CONVERTIBLE PREFERRED STOCKS		45,971
Nonconvertible Preferred Stocks - 0.4%
India - 0.3%
Pine Labs Private Ltd.:
Series 1 (a)(e)(f)	20,726	11,854
Series A (a)(e)(f)	5,179	2,962
Series B (a)(e)(f)	5,635	3,223
Series B2 (a)(e)(f)	4,558	2,607
Series C (a)(e)(f)	8,478	4,849
Series C1 (a)(e)(f)	1,786	1,021
Series D (a)(e)(f)	1,910	1,092
		27,608
Sweden - 0.1%
Kry International AB Series E (a)(e)(f)	24,162	4,351
TOTAL NONCONVERTIBLE PREFERRED STOCKS		31,959
TOTAL PREFERRED STOCKS (Cost $76,424)		77,930

Money Market Funds - 2.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.38% (g)	129,037,415	129,063
Fidelity Securities Lending Cash Central Fund 4.38% (g)(h)	46,987,061	46,992
TOTAL MONEY MARKET FUNDS (Cost $176,055)		176,055

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $6,525,089)	8,097,219
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(48,754)
NET ASSETS - 100.0%	8,048,465

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $194,112,000 or 2.4% of net assets.

(e)	Level 3 security
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $109,575,000 or 1.4% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Bolt Technology OU Series E	1/03/22	22,664

ByteDance Ltd. Series E1	11/18/20	14,380

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	10,336

Kry International AB	5/14/21	1,817

Kry International AB Series E	5/14/21	11,046

Pine Labs Private Ltd.	6/30/21	3,233

Pine Labs Private Ltd. Series 1	6/30/21	7,728

Pine Labs Private Ltd. Series A	6/30/21	1,931

Pine Labs Private Ltd. Series B	6/30/21	2,101

Pine Labs Private Ltd. Series B2	6/30/21	1,699

Pine Labs Private Ltd. Series C	6/30/21	3,161

Pine Labs Private Ltd. Series C1	6/30/21	666

Pine Labs Private Ltd. Series D	6/30/21	712

Starling Bank Ltd. Series D	6/18/21	11,126

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	376,692	463,503	711,132	2,415	-	-	129,063	0.3%
Fidelity Securities Lending Cash Central Fund 4.38%	29,429	190,331	172,768	108	-	-	46,992	0.2%
Total	406,121	653,834	883,900	2,523	-	-	176,055

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Dalata Hotel Group PLC	36,423	-	-	-	-	11,424	47,847
Iperionx Ltd.	6,780	-	-	-	-	2,745	9,525
Zegona Communications PLC	282	-	-	-	-	27	309
Total	43,485	-	-	-	-	14,196	57,681

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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